Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Summary of Basic and Diluted Net Income (Loss) Per Share Attributable to Common Stockholders

Basic and diluted net income (loss) per share attributable to common stockholders was calculated as follows for the years ended December 31, 2014, 2013 and 2012:

	Year Ended December 31,
	2014	2013	2012
Basic net income (loss) per share attributable to common stockholders:
Numerator:
Net loss	$(36,105)	$(18,288)	$(9,636)

Denominator:
Weighted average common shares outstanding—basic	21,574,347	1,492,288	1,118,288
Dilutive effect of common share equivalents resulting from common share options and preferred common shares (as converted)	—	—	—

Weighted average common shares outstanding—diluted	21,574,347	1,492,288	1,118,288

Net loss per share attributable to common stockholders—basic and diluted	$(1.67)	$(12.26)	$(8.62)

Summary of Common Stock Equivalents Outstanding

The following common stock equivalents outstanding as of December 31, 2014 and 2013, were excluded from the computation of diluted net loss per share attributable to common stockholders for the periods presented because including them would have been anti-dilutive:

	Year Ended December 31,
	2014	2013
Options to purchase common stock	1,621,906	766,156
Restricted stock	170,067	284,129
Redeemable convertible preferred stock (presented on a weighted average basis)	—	8,022,175

	1,791,973	9,072,460